Shareholders' equity - Treasury stock (Details) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended						4 Months Ended	12 Months Ended
	Dec. 31, 2017	Feb. 29, 2016	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 31, 2013	Aug. 31, 2013	Dec. 31, 2017	Dec. 31, 2016
Treasury stock
Maximum purchase of treasury shares, as a percent to registered capital	10.00%							10.00%
Total value of shares purchased								€ 57,938
Treasury shares	€ 108,931							108,931	€ 50,993
Treasury Stock
Treasury stock
Average price paid per share	€ 87.79		€ 48.40	€ 49.42	€ 53.05	€ 52.96	€ 51.00
Total number of shares purchased and retired as part of publicly announced plans or programs	660,000		995,374	2,972,770	2,502,552	1,078,255	7,548,951
Total value of shares purchased	€ 57,938		€ 48,174	€ 146,916	€ 132,769	€ 57,107	€ 384,966	€ 57,938
Retired treasury stock average price paid per share		€ 51.00
Number of shares retired		6,549,000							6,549,000
Cancellation of treasury shares		€ 333,973							€ 333,973
Average price paid per share, total	€ 65.63							€ 65.63
Number of shares in entity held by entity or by its subsidiaries or associates	1,659,951							1,659,951
Treasury shares	€ 108,931							€ 108,931
Repurchase of shares fees, net of taxes							€ 81	€ 12